CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Share capital Property option payments	Share capital IPO	Share capital	Other reserves	AOCI	Deficit	Property option payments	IPO	Total
Balance beginning at Dec. 31, 2020			$ 2,703,053	$ 1,624,053	$ 122,511	$ (1,550,355)			$ 2,899,262
Balance beginning (in shares) at Dec. 31, 2020			9,512,000
Shares issued	$ 11,702						$ 11,702
Shares issued (in shares)	5,000
Currency translation adjustments					21,461				21,461
Loss for the year						(401,105)			(401,105)
Balance ending at Dec. 31, 2021			$ 2,714,755	1,624,053	143,972	(1,951,460)			2,531,320
Balance ending (in shares) at Dec. 31, 2021			9,517,000
Shares issued		$ 15,019,000						$ 15,019,000
Shares issued (in shares)		3,754,750
Share issuance costs			$ (1,403,797)	238,217					(1,165,580)
Value assigned to share options and warrants vested				182,422					182,422
Currency translation adjustments					(718,921)				(718,921)
Loss for the year						(1,068,391)			(1,068,391)
Balance ending at Dec. 31, 2022			$ 16,329,958	2,044,692	(574,949)	(3,019,851)			14,779,850
Balance ending (in shares) at Dec. 31, 2022			13,271,750
Value assigned to share options and warrants vested				549,456					549,456
Expiry of warrants			$ 238,217	(238,217)
Currency translation adjustments									0
Loss for the year						(4,000,671)			(4,000,671)
Balance ending at Dec. 31, 2023			$ 16,568,175	$ 2,355,931	$ (574,949)	$ (7,020,522)			$ 11,328,635
Balance ending (in shares) at Dec. 31, 2023			13,271,750